UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2003
                                               --------------

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:    USAA INVESTMENT CORPORATION
Address: 9800 FREDERICKSBURG ROAD
         SAN ANTONIO, TEXAS 78288

Form 13F File Number:  28-4443


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID HOLMES
Title: SENIOR VICE PRESIDENT - SENIOR FINANCIAL OFFICER
Phone: (210) 498-7804

Signature, Place, and Date of Signing:

/S/ DAVID HOLMES   SAN ANTONIO, TEXAS      MAY 7, 2003

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number            Name

         28-5810                         UNITED SERVICES AUTOMOBILE ASSOCIATION